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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                               --------------------

Check here if Amendment [ ]; Amendment Number: ____________________
This Amendment:  (Check only one:):    [ ] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Cascade Investment, L.L.C.
          -----------------------------
Address:   2365 Carillon Point
          -----------------------------
           Kirkland, WA 98033
          -----------------------------

Form 13F File number: 28-05149
                     ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
          -----------------------------
Title:     Manager
          -----------------------------
Phone:     (425) 889-7900
          -----------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                 Kirkland, Washington      November 13, 2003
------------------------------     --------------------      -----------------
               [Signature]            [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          -
Form 13F Information Table Entry Value:   19
                                          --
Form 13F Information Table Value Total:   $2,734,532
                                          ----------
                                          (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1        28-05147                 Michael Larson

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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2003

---------------------------- -------------- --------- -------- --------- ----- ------------ ---------- ------ -----------  ------
                                                               AMOUNT AND TYPE
                                                                  OF SECURITY
                                                               ----------------                             VOTING AUTHORITY
                                                       VALUE   SHRS/PRN    SH/   INVESTMENT    OTHER    -------------------------
   NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)   AMOUNT     PRN   DISCRETION   MANAGERS   SOLE     SHARED    NONE
---------------------------- -------------- --------- -------- ---------- ----- ------------ ---------- ------  ---------- ------
ALASKA AIR GROUP                  COM       011659109  $22,045    792,400   SH      OTHER         1                792,400
AVISTA CORP                       COM       05379B107  $46,463  2,982,200   SH      OTHER         1              2,982,200
BOCA RESORTS, INC.              CL A COM    09688T106  $26,538  2,047,704   SH      OTHER         1              2,047,704
CANADIAN NATIONAL
 RAILWAY CO.                      COM       136375102 $545,430 10,485,000   SH      OTHER         1             10,485,000
COX COMMUNICATIONS INC.         CL A COM    224044107 $773,551 24,463,986   SH      OTHER         1             24,463,986
EXTENDED STAY AMERICA, INC.       COM       30224P101  $84,982  5,692,000   SH      OTHER         1              5,692,000
FISHER COMMUNICATIONS, INC.       COM       337756209  $21,381    455,700   SH      OTHER         1                455,700
FOUR SEASONS HOTEL INC.        LTD VTG SH   35100E104  $21,991    441,500   SH      OTHER         1                441,500
GRUPO TELEVISA S.A.          SPONSORED ADR  40049J206 $177,820  4,859,800   SH      OTHER         1              4,859,800
ICOS CORP                         COM       449295104 $205,537  5,359,501   SH      OTHER         1              5,359,501
NEXTEL PARTNERS INC.            CL A COM    65333F107 $100,214 12,766,106   SH      OTHER         1             12,766,106
OTTER TAIL CORP.                  COM       689648103  $39,173  1,503,200   SH      OTHER         1              1,503,200
PAIN THERAPEUTICS INC.            COM       69562K100  $11,388  1,851,700   SH      OTHER         1              1,851,700
PAN AMERICAN SILVER CORP          COM       697900108  $49,161  5,105,000   SH      OTHER         1              5,105,000
PNM RESOURCES INC.                COM       69349H107 $103,583  3,694,100   SH      OTHER         1              3,694,100
REPUBLIC SERVICES INC.            COM       760759100 $409,293 18,078,300   SH      OTHER         1             18,078,300
SCHNITZER STEEL INDS INC.       CL A COM    806882106  $20,901    694,400   SH      OTHER         1                694,400
SEATTLE GENETICS INC.             COM       812578102  $21,373  3,521,088   SH      OTHER         1              3,521,088
SIX FLAGS, INC.                   COM       83001P109  $53,708 10,210,600   SH      OTHER         1             10,210,600
